ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING FLEXIBLE INCOME

Supplement dated July 22, 2011 to the Contract Prospectus
dated April 29, 2011

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Important Information Regarding the ING Clarion Real Estate Portfolio

On July 1, 2011, ING Clarion Global Real Estate Securities LLC, subadviser to the ING Clarion Real
Estate Portfolio, was renamed CBRE Clarion Securities LLC.

Accordingly, all references in your Contract Prospectus to ING Clarion Global Real Estate Securities
LLC are replaced with CBRE Clarion Securities LLC.

X.109622-11	July 2011